Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. The Company’s typical practice is to grant annual employee stock options on the day in which the options are approved. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of our stockholders, respectively, pursuant to our Non-Employee Director Compensation Policy, as amended, as further described under the section titled “Non-Employee Director Compensation”. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
The Compensation Committee considers whether there is any material nonpublic information (“MNPI ”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method
From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. The Company’s typical practice is to grant annual employee stock options on the day in which the options are approved. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of our stockholders, respectively, pursuant to our Non-Employee Director Compensation Policy, as amended, as further described under the section titled “Non-Employee Director Compensation”. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Compensation Committee considers whether there is any material nonpublic information (“MNPI ”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false